Income Tax	12 Months Ended
Dec. 31, 2015
Income Tax
Income Tax

14. Income Tax

The following table summarizes Income tax expense (benefit) incurred in PRC and outside of PRC:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
The Income (loss) Before Income Taxes:
The PRC	125,404,634	107,163,481	41,428,159
Outside of the PRC	(63,455,200)	(43,760,332)	(30,586,553)

Total	61,949,434	63,403,149	10,841,606

The expense (benefit) for income taxes is comprised of:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Current Tax
The PRC	44,386,281	26,698,260	68,061,301
Outside of the PRC	35,774	69,645	17,968

	44,422,055	26,767,905	68,079,269

Deferred Tax
The PRC	(30,745,061)	(11,867,112)	3,767,909
Outside of the PRC	—	—	—

	(30,745,061)	(11,867,112)	3,767,909

Income tax expense	13,676,994	14,900,793	71,847,178

The Company is incorporated in the Cayman Islands, which is exempted from tax.

On January 1, 2008, a new Enterprise Income Tax Law in China took effect. The new law applies a statutory 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Shanghai CRIC was approved as a high and new technology enterprise and is therefore subject to a 15% preferential income tax rate from 2011 through 2014. In May 2010, Shanghai CRIC was granted software enterprise status, which exempted it from income taxes for 2009 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012. In 2013, Shanghai CRIC was approved as key software enterprise and is subject to a 10% preferential income tax rate from 2013 through 2014. In March 2015, Shanghai CRIC was approved as a high and new technology enterprise and was therefore entitled to a 15% preferential income tax rate for the years from 2015 through 2016.

In February 2009, Shanghai SINA Leju, the Group’s subsidiary in China, was granted software enterprise status, which qualified the subsidiary to be exempted from income taxes for 2009, followed by a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012. Shanghai SINA Leju was also granted status as a high and new technology enterprise and was entitled to enjoy a favorable statutory tax rate of 15% from 2013 through 2014. Shanghai SINA Leju renewed its qualification of high and new technology enterprise in 2015 and was entitled to enjoy a favorable statutory tax rate of 15% from 2015 through 2017.

In February 2012, Shanghai Fangxin information technology Co., Ltd., the Group’s subsidiary in China, was granted software enterprise status, which exempted it from income taxes for 2012 and 2013 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2014 through 2016.

Chongqing E-House Western Real Estate Investment Consultant Co., Ltd. was established in the western region of China and was deemed to be engaged in an industry category encouraged by the government. In August, 2012 Chongqing E-House Western Real Estate Investment Consultant Co., Ltd was approved to enjoy a preferential income tax rate of 15% for 2012 to 2014.

The Group’s subsidiaries in Hong Kong are subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.

The Group’s subsidiary in Macau is subject to the complementary tax at a progressive tax rate of 0% to 12% on Macau sourced profits.

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

The Group does not have uncertain tax positions in accordance with ASC740-10, nor does it anticipate any significant increase to its liability for unrecognized tax benefit within next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to tax authority’s mistake or due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 ($15,400) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The principal components of the deferred income tax assets/ liabilities are as follows:

	As of December 31,
	2014	2015
	$	$
Deferred tax assets:
Accrued salary expenses	28,416,464	34,511,086
Bad debt provision	11,378,650	15,286,130
Net operating loss carry forwards	37,530,099	46,558,510
Advertising expenses temporarily non-deductible	21,707,365	15,545,412
Other	463,286	495,940

Gross deferred tax assets	99,495,864	112,397,078
Valuation allowance	(13,336,847)	(38,483,925)

Total deferred tax assets	86,159,017	73,913,153

Analysis as:
Current	64,804,392	61,734,685
Non-current	21,354,625	12,178,468

Deferred tax liabilities:
Amortization of intangible and other assets	28,203,218	26,301,048

Total deferred tax liabilities	28,203,218	26,301,048

Analysis as:
Current	—	—
Non-current	28,203,218	26,301,048

Movement of the valuation allowance is as follows:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Balance as of January 1,	7,324,717	11,237,880	13,336,847
Additions	3,631,241	2,646,753	27,539,836
Write off	—	(302,750)	(830,213)
Changes due to foreign exchange	281,922	(245,036)	(1,562,545)

Balance as of December 31,	11,237,880	13,336,847	38,483,925

The Group has recognized a valuation allowance against deferred tax assets on tax loss carry forwards of $3,631,241, $2,646,753 and $27,539,836 for the years ended December 31, 2013, 2014 and 2015, respectively.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three years period ended December 31, 2015. Such objective evidence limits the Group’s ability to consider other subjective evidence such as our projections for future growth and our tax planning strategies.

On the basis of this evaluation, as of December 31, 2015, a valuation allowance of $38,483,925 was recorded to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	13.60%	10.92%	72.54%
Effect of tax preference	(17.16)%	(20.31)%	(56.97)%
Effect of different tax rate of subsidiary operation in other jurisdiction	(1.47)%	2.45%	0.49%
Valuation allowance movement	5.86%	4.17%	254.02%
Effect of different tax rate of DTA and DTL applied	(3.22)%	2.99%	(10.93)%
Withholding tax	—	—	379.60%
Others	(0.53)%	(1.72)%	(1.05)%

	22.08%	23.50%	662.70%

The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2013	2014	2015
	$	$	$
The aggregate dollar effect	10,628,117	12,875,656	6,176,149
Per share effect — basic	0.08	0.09	0.04
Per share effect — diluted	0.08	0.09	0.04

As of December 31, 2014 and 2015, the Group had tax losses carry forward of $150,106,326 and $186,234,042 respectively. These tax losses are available for offset against future profits that may be carried forward until calendar year 2019 and 2020, respectively.

Undistributed earnings of the Company’s PRC subsidiaries were approximately $536.8 million at December 31, 2015, of which approximately $240.3 million is generated by the PRC subsidiaries of Leju and is considered to be indefinitely reinvested in PRC. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax. In 2015, the Group accrued 10% withholding tax for the earnings generated by the Company’s PRC subsidiaries (other than the PRC subsidiaries of Leju) since January 1, 2008 that are distributed outside or intended to distributed outside of China, in the amount of $ 36,284,325, and accrued 10% withholding tax for the gains recognized for the disposal of Scepter, described in Note 4.